MARKETABLE SECURITIES (Schedule of amortized cost, unrealized gains and losses, and fair value of available-for-sale) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 58,566	$ 612,699
Gross unrealized losses	(871)	(5,826)
Gross unrealized gains	6	691
Fair value	57,701	607,564
Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	58,265	324,485
Gross unrealized losses	(871)	(4,998)
Gross unrealized gains	6	357
Fair value	57,400	319,844
Government debentures [Member]
Marketable Securities [Line Items]
Amortized cost	301	288,214
Gross unrealized losses	0	(828)
Gross unrealized gains	0	334
Fair value	$ 301	$ 287,720